Fair Value Measurements - Determination of fair value of PIPE Warrants and Non-Redeeming subscription agreement warrants on inception (Details) - Level 3	Jun. 21, 2024 $ / shares M	Feb. 13, 2024 $ / shares M
CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Multiplying factor of coverage ratio for estimated fair value per warrant	1.2	1.2
Base share price
Fair Value Measurements
Measurement input		7.00
Base share price | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input		7.00
Base share price | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	10.00
Base share price | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input	10.00
Strike price, as defined in subscription agreement
Fair Value Measurements
Measurement input		10.00
Strike price, as defined in subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input		10.00
Strike price, as defined in subscription agreement | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	10.00
Strike price, as defined in subscription agreement | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input	10.00
Term (Months)
Fair Value Measurements
Measurement input | M		12.00
Term (Months) | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input | M		12.00
Term (Months) | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input | M	12.00
Term (Months) | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input | M	12.00
Average volatility rate
Fair Value Measurements
Measurement input		0.7000
Average volatility rate | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input		0.7000
Average volatility rate | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	0.7000
Average volatility rate | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input	0.7000
Probability of closing
Fair Value Measurements
Measurement input		0.7500
Probability of closing | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input		0.7500
Probability of closing | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	0.9500
Probability of closing | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input	0.9500
Estimated expected warrant price
Fair Value Measurements
Measurement input		1.21
Estimated expected warrant price | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input		1.21
Estimated expected warrant price | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	1.25
Estimated expected warrant price | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input	1.25
Estimated fair value per warrant at closing
Fair Value Measurements
Measurement input		1.45
Multiplying factor of coverage ratio for estimated fair value per warrant		1.2
Estimated fair value per warrant at closing | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input		1.45
Estimated fair value per warrant at closing | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	1.19
Multiplying factor of coverage ratio for estimated fair value per warrant	1.2
Estimated fair value per warrant at closing | Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Fair Value Measurements
Measurement input	1.19